11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 12) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Liabilities, beginning	$ 1,643	$ 1,903	$ 769
Items classified in profit or loss
Current services cost	75	95	83
Cost for interest	308	419	386
Cost for past service		46
Contributions paid	(187)
Items classified in other comprehensive income
Actuarial losses (gains)	160	(16)	155
Exchange differences on translation	4	26
Benefit payments	(130)	(76)	(147)
Contributions paid		(11)	(4)
Reclassification to liabilities associated to assets classified as held for sale		(255)
(Gain) loss on net monetary position	(536)	(488)	(261)
Increase for subsidiaries acquisition	0	0	922
Liabilities, ending	1,337	1,643	1,903
Present value of the obligation
Disclosure of net defined benefit liability (asset) [line items]
Liabilities, beginning	1,760	2,189	769
Items classified in profit or loss
Current services cost	75	95	83
Cost for interest	339	457	412
Cost for past service		46
Contributions paid	(187)
Items classified in other comprehensive income
Actuarial losses (gains)	225	(32)	145
Exchange differences on translation	4	52
Benefit payments	(130)	(87)	(151)
Contributions paid		0	0
Reclassification to liabilities associated to assets classified as held for sale		(420)
(Gain) loss on net monetary position	(586)	(540)	(271)
Increase for subsidiaries acquisition			1,202
Liabilities, ending	1,500	1,760	2,189
Present value of assets
Disclosure of net defined benefit liability (asset) [line items]
Liabilities, beginning	(117)	(286)	0
Items classified in profit or loss
Current services cost	0	0
Cost for interest	(31)	(38)	(26)
Cost for past service		0
Contributions paid	0
Items classified in other comprehensive income
Actuarial losses (gains)	(65)	16	10
Exchange differences on translation	0	(26)
Benefit payments	0	11	4
Contributions paid		(11)	(4)
Reclassification to liabilities associated to assets classified as held for sale		165
(Gain) loss on net monetary position	50	52	10
Increase for subsidiaries acquisition			280
Liabilities, ending	$ (163)	$ (117)	$ (286)